Management of financial risks, financial instruments, and other risks (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Brazilian Risk Free Curve [Member]
IfrsStatementLineItems [Line Items]
Mark to market fair value	$ (363)	$ (158)
Brazilian IPCA Coupon [Member]
IfrsStatementLineItems [Line Items]
Mark to market fair value		(5)
US Risk Free Curve [Member]
IfrsStatementLineItems [Line Items]
Mark to market fair value	(155)	(136)
Mexican Risk Free Curve [Member]
IfrsStatementLineItems [Line Items]
Mark to market fair value	(14)	2
Colombia Risk Free Curve [Member]
IfrsStatementLineItems [Line Items]
Mark to market fair value	$ (53)	$ (18)